UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JS Oliver Capital Management, L.P.
Address: 7960 Entrada Lazanja
         San Diego, CA  92127

13F File Number:  28-11226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lindsey Back
Title:     Chief Financial Officer
Phone:     (858) 756-8370

Signature, Place, and Date of Signing:

      /s/  Lindsey Back     San Diego, CA     February 14, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $127,904 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104     5176  1259400          SOLE                  1259400        0        0
ACTIVISION INC NEW             COM NEW          004930202     1291    74862          SOLE                    74862        0        0
ALCATEL-LUCENT                 SPONSORED ADR    013904305     2724   191551          SOLE                   191551        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     1449    32050          SOLE                    32050        0        0
AMERICAN MED SYS HLDGS INC     COM              02744M108     4812   259850          SOLE                   259850        0        0
AMERICAN TOWER CORP            CL A             029912201     1975    52975          SOLE                    52975        0        0
ANWORTH MORTGAGE ASSET CP      COM              037347101     1526   160500          SOLE                   160500        0        0
BALLY TECHNOLOGIES INC         COM              05874B107     2404   128700          SOLE                   128700        0        0
BENCHMARK ELECTRS INC          COM              08160H101     2436   100000          SOLE                   100000        0        0
CAMBREX CORP                   COM              132011107     5285   232600          SOLE                   232600        0        0
CHARLES RIV LABS INTL INC      COM              159864107     5095   117800          SOLE                   117800        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109     3811   225900          SOLE                   225900        0        0
CYTYC CORP                     COM              232946103     5084   179650          SOLE                   179650        0        0
ELECTRONICS FOR IMAGING INC    COM              286082102     3434   129200          SOLE                   129200        0        0
FOOT LOCKER INC                COM              344849104     2741   125000          SOLE                   125000        0        0
FOUNDRY NETWORKS INC           COM              35063R100     2771   185000          SOLE                   185000        0        0
GAMESTOP CORP NEW              CL A             36467W109     2309    41900          SOLE                    41900        0        0
GENENTECH INC                  COM NEW          368710406     4381    54000          SOLE                    54000        0        0
HEALTHSOUTH CORP               COM NEW          421924309     5246   231600          SOLE                   231600        0        0
INTEL CORP                     COM              458140100     5954   294000          SOLE                   294000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102     1931    41800          SOLE                    41800        0        0
IOMEGA CORP                    COM NEW          462030305     1955   553900          SOLE                   553900        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     1344    18350          SOLE                    18350        0        0
JP MORGAN CHASE & CO           COM              46625H100     3299    68300          SOLE                    68300        0        0
LUMINENT MTG CAP INC           COM              550278303      937    96500          SOLE                    96500        0        0
MORGAN STANLEY                 COM NEW          617446448     2927    35950          SOLE                    35950        0        0
NORTEL NETWORKS CORP NEW       COM NEW          656568508     3120   116300          SOLE                   116300        0        0
OMNICARE INC                   COM              681904108     4533   117350          SOLE                   117350        0        0
PHELPS DODGE CORP              COM              717265102     3951    33000          SOLE                    33000        0        0
POWERSHARES ETF TRUST          WATER RESOURCE   73935X575     2017   109550          SOLE                   109550        0        0
QUALCOMM INC                   COM              747525103     2532    67000          SOLE                    67000        0        0
SCHLUMBERGER LTD               COM              806857108     3537    56000          SOLE                    56000        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104     3127   118000          SOLE                   118000        0        0
TEXTRON INC                    COM              883203101     1409    15025          SOLE                    15025        0        0
TIME WARNER INC                COM              887317105     2200   101000          SOLE                   101000        0        0
TRIAD HOSPITALS INC            COM              89579K109     3694    88300          SOLE                    88300        0        0
UGI CORP NEW                   COM              902681105     3355   123000          SOLE                   123000        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     1407    22500          SOLE                    22500        0        0
VIACOM INC NEW                 CL B             92553P201     1436    35000          SOLE                    35000        0        0
WYETH                          COM              983024100     5499   108000          SOLE                   108000        0        0
YAHOO INC                      COM              984332106     3790   148400          SOLE                   148400        0        0